Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Sep. 16, 2024	Jul. 05, 2024
Subsequent Events [Line Items]
Ordinary shares (in Shares)		65,000,000
Price per share		$ 1
Gross proceeds (in Dollars)		$ 65,000,000
Authorized share capital (in Dollars)	$ 1,000,020,000
Minimum [Member]
Subsequent Events [Line Items]
Ordinary share, par value	$ 1
Maximum [Member]
Subsequent Events [Line Items]
Ordinary share, par value	$ 10
Securities Capital Increase [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars)	$ 100,020,000
Common Stock [Member]
Subsequent Events [Line Items]
Price per share	$ 1
Shares designated	1,000,000,000
Common Stock [Member] | Securities Capital Increase [Member]
Subsequent Events [Line Items]
Price per share	$ 1
Shares designated	100,000,000
Preferred Stock [Member]
Subsequent Events [Line Items]
Price per share	$ 0.002
Shares designated	10,000,000
Preferred Stock [Member] | Securities Capital Increase [Member]
Subsequent Events [Line Items]
Price per share	$ 0.002
Shares designated	10,000,000